Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following brief description of the FirstCash 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for complete information regarding the Plan’s definitions, benefits, eligibility and other matters.

General
The Plan is a salary deferral plan covering substantially all U.S.-based employees of FirstCash Holdings, Inc. and its wholly-owned subsidiaries (the “Company” or the “Employer”) who have completed six months of service with the Company and have reached age 21. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The trustee and custodian of the Plan is Fidelity Management Trust Company (the “Trustee”).

Contributions
Each year, participants may contribute to the Plan an amount up to 100% of their annual compensation as pre-tax or Roth after-tax contributions. However, each participant’s annual contribution shall not exceed the maximum amount allowed for deferral as set forth by the Internal Revenue Code (the “Code”), which was $23,500 for 2025 and $23,000 for 2024. Participants age 50 and older during the Plan year are also permitted to make elective catch-up contributions up to $7,500 for both 2025 and 2024. Effective January 1, 2025, participants ages 60 to 63 during the Plan year may make catch up contributions up to $11,250 for 2025. Unless they elect otherwise, employees are automatically enrolled and contribute 5% of their compensation beginning six months after their date of hire.

The Company contributes to the Plan a matching amount equal to 50% of the first 5% of the participant’s annual compensation contributed to the Plan. Participants are eligible to receive Company matching contributions after twelve months of service with the Company, subject to vesting requirements. The amount of a participant’s annual compensation that may be taken into account for purposes of determining the Company’s matching contribution for any purpose under the Plan shall not exceed an amount prescribed annually by the Code. In addition, a special discretionary contribution, as determined by the Company, may be contributed, pro rata, based upon each participating employee’s compensation to the total compensation of all participating employees. No special discretionary contribution was made in 2025 or 2024.

If a participant makes a contribution during any year in an amount which exceeds the maximum amount allowed under the Code pertaining to highly compensated employees, the contribution is refunded and the matching Company contribution on such additional participant contribution may be forfeited by the participant and applied to reduce the Company’s matching contribution to the Plan for the following year.

Vesting
Participants are immediately vested in their contributions (including rollovers) plus actual earnings thereon. Vesting in Employer contributions is based on years of continuous service with the Company, which is determined as a twelve consecutive month period ending on each anniversary of a participant’s date of hire. Participants become 25% vested in Employer contributions after two years, and an additional 25% each year thereafter until 100% vested upon five years of credited service. Participants of the American First Finance 401(k) Plan, which merged into the Plan effective December 30, 2022, become 20% vested in Employer contributions after one year, and an additional 20% each year thereafter until 100% vested upon five years of credited service. A participant is also 100% vested in Employer contributions upon reaching retirement age or if employment is terminated by reason of total and permanent disability or death.
Participant Accounts
Each participant’s account is credited with the participant’s contribution, allocations of the Company’s matching contributions and special discretionary contributions, if applicable. The various participant allocations are based on a percentage of the participant’s elective deferral or compensation in relation to total compensation of participants, as defined in the Plan agreement.

Investment Options
Upon enrollment into the Plan, a participant may direct their contributions to purchase the Company’s common stock or any of the investment options offered by the Trustee of the Plan. Participant contributions directed to purchase the Company’s common stock are limited to 20% of the participant’s total contributions. Participants may change the allocation of their existing funds and future contributions at any time.

Payment of Benefits
Participants whose employment terminates for any reason (except death or disability) are generally entitled to receive the vested portion of their account in the form of a lump sum distribution payable in cash. If a terminated participant’s vested balance is $7,000 or less, and the participant does not consent to a distribution of the vested account balance, the vested benefit is automatically rolled over to an IRA provider. If the participant’s vested balance exceeds $7,000, no distribution is made from the Plan without the participant’s consent. Hardship withdrawals and certain in-service withdrawals are permitted if the participant meets the eligibility requirements of the Plan.

Participant Loans
A participant may apply to the plan administrator for a loan under the Plan. All loans to participants are subject to the terms and conditions set forth in the Plan document and trust agreement. Participants may borrow up to one-half of their vested account balance or $50,000, whichever is less. The loans will bear a reasonable rate of interest based on the prevailing interest rates, and remains constant for the term of the loan. Repayments of the loan balance, plus interest, are paid ratably through bi-weekly after-tax payroll deductions, not to exceed five years, unless the loan was obtained to acquire a primary residence, then over a reasonable period of time as determined by the Trustee, but not to exceed 20 years. A participant may have only one loan outstanding at any one time. Participant loans are collateralized by the funds in their respective participant accounts.

Forfeitures
Participants who terminate employment prior to being fully vested in the Company’s matching contributions forfeit the non-vested Employer contributions and related earnings. At December 31, 2025 and 2024, there were approximately $268,000 and $751,000, respectively, of forfeited non-vested amounts. Forfeitures of Company matching contributions may be used to reduce future Employer’s matching contributions to the Plan. In 2025 and 2024, Company matching contributions were reduced by approximately $1,364,000 and $952,000, respectively, from forfeited, non-vested amounts. Forfeitures of special discretionary Company contributions, if applicable, are reallocated among all remaining participants.

Tax Status
Effective November 1, 2023, the Plan adopted a Pre-Approved Defined Contribution Plan, which has a favorable opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020. This opinion letter states that the form of the prototype plan is acceptable under Section 401 of the Code. The Company may rely on this letter with respect to the qualification of the Plan under Code Section 401(a) with certain limitations.

Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualification. The Company believes that the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan was qualified and the related trust was tax-exempt as of the financial statement date.
Accounting principles generally accepted in the United States of America (“GAAP”) requires management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.